CONVERTIBLE NOTES PAYABLE (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2019	Dec. 24, 2018
NOTES PAYABLE
Cash proceeds upon conversion			$ 7,777,500	$ 5,550,000
Convertible Notes
NOTES PAYABLE
Amount outstanding			0	0
Convertible Notes | B-1 Next Equity Securities
NOTES PAYABLE
Aggregate cash proceeds	$ 7,777,500
Interest rate (percentage)	8.00%
Term of debt	12 months
Cash proceeds upon conversion	$ 10,000,000		$ 10,000,000
Numerator for calculation of price per equity security	$ 180,000,000
Convertible Notes | Series A-2 convertible notes
NOTES PAYABLE
Aggregate cash proceeds		$ 2,500,000
Interest rate (percentage)		2.55%
Term of debt		18 months
Cash proceeds upon conversion		$ 1,000,000
Numerator for calculation of price per equity security		$ 37,500,000
Percentage of principal redeemed		100.00%
Convertible Notes | Series A-1 convertible notes
NOTES PAYABLE
Aggregate cash proceeds					$ 3,050,000
Interest rate (percentage)					2.76%
Term of debt					18 months
Cash proceeds upon conversion					$ 1,000,000
Numerator for calculation of price per equity security					$ 20,000,000
Percentage of lowest price per share of next equity securities sold			80.00%		80.00%
Derivative liability						$ 0	$ 370,000
Gain on change in fair value of derivative			$ 370,000
Beneficial conversion, value				$ 788,584